                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
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                         MFS GOVERNMENT SECURITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: February 28
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                   Date of reporting period: August 31, 2004
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 8/31/04

MFS(R) GOVERNMENT SECURITIES FUND

A path for pursuing opportunity

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R)
and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE       NO BANK GUARANTEE      NOT A DEPOSIT
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------

MFS(R) GOVERNMENT SECURITIES FUND

The fund seeks current income and preservation of principal.

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A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT
PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PORTFOLIO COMPOSITION                              8
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
EXPENSE TABLE                                     13
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          15
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     37
----------------------------------------------------
TRUSTEES AND OFFICERS                             50
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       54
----------------------------------------------------
ASSET ALLOCATION                                  55
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
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THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
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MARKET ENVIRONMENT

The bond market showed considerable volatility during the six months ended August 31, 2004, as expectations changed about the rate of economic growth and the pace of job creation. Early in 2004, long-term interest rates trended down after the government reported slow job growth. Rates hit their lowest levels in March. Then, an unexpectedly strong jobs report for March encouraged investors, we think, to believe that the economy was growing more vigorously. As a result, longer-term rates began rising and continued to increase through mid-June when the government released a new report that indicated weaker-than- anticipated job creation in the previous month. Interest rates then began falling again and continued to decline through the end of the six-month period.

The yield on the 10-year U.S. Treasury bond began the period at 3.97%, reached a low point for the period of 3.68% in mid-March, rose to a period high of 4.87% in June, and slipped back to 4.12% by the end of the period on August 31.

Throughout the period, the U.S. Federal Reserve Board, in our view, signaled that it intended to maintain an accommodative monetary policy while gradually raising short-term interest rates to head off the prospect of inflation. On June 30, 2004, the Fed indeed raised interest rates for the first time in four years. A second 0.25% rate hike on August 10 resulted in a federal funds benchmark rate of 1.50% at period-end.

DETRACTORS FROM PERFORMANCE

Early in the six-month period, when mortgage refinancing activity was still robust, our investments in Federal Home Loan Mortgage Corporation (Freddie Mac) mortgage-backed securities suffered higher-than-expected prepayments and thus held back performance. We had investments in 30-year mortgage pools, with interest rates of 6% or higher, that experienced high prepayments as homeowners took advantage of lower interest rates to refinance their properties.

CONTRIBUTORS TO PERFORMANCE

Relative to the fund's benchmark, the Lehman Brothers Government/Mortgage Index, the fund's holdings in 15-year mortgage pools issued by the Federal National Mortgage Association (Fannie Mae) were a key contributor to performance. During this period of significant interest rate volatility, mortgage-backed securities were subjected to both prepayment risk, which occurs when rates are falling, and extension risk, which occurs when rates are rising. Compared with longer-term mortgage bonds, mortgage-backed securities in the 15-year range tended to be affected less adversely by both types of risk. The fund's overweighting in 15-year securities therefore aided relative results.

    Respectfully,

/s/ Peter C. Vaream

    Peter C. Vaream on behalf of the MFS Fixed Income Strategy Group

The MFS Fixed Income Strategy Group is responsible for the day-to-day management of the fund under the general supervision of Mr. Vaream.

The views expressed in this report are those of the MFS Fixed Income Strategy Group only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

The fund will charge a 2% redemption fee for Class A, B, C and I on proceeds from shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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

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PORTFOLIO COMPOSITION
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                             PORTFOLIO STRUCTURE*

                Bonds                                 97.7%
                Cash and Other Net Assets              2.3%

                          TOP 5 BOND MARKET SECTORS*

                Mortgage Backed                       58.3%
                -------------------------------------------
                U.S. Treasuries                       20.5%
                -------------------------------------------
                U.S. Government Agencies              18.8%
                -------------------------------------------
                Residential Mortgage Backed            0.2%
                -------------------------------------------
                Cash & Cash Equivalents                2.3%
                -------------------------------------------

                               CREDIT QUALITY*

                AAA                                   97.7%
                -------------------------------------------
                Other                                  2.3%
                -------------------------------------------

                                PORTFOLIO FACTS

                Average Duration                        4.0
                -------------------------------------------
                Average Life                       5.8 Yrs.
                -------------------------------------------
                Average Maturity                  16.3 Yrs.
                -------------------------------------------
                Average Quality                         AAA
                -------------------------------------------

Percentages are based on total net assets as of 8/31/04.

Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating is that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, the rating is based on the rating assigned by Fitch, Inc. U.S. Treasuries and mortgage-backed securities are included in the "AAA"- rating category.

* For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable. Data represents 100% of the portfolio. However, constituent weights as provided may not sum to 100% due to rounding.

The portfolio is actively managed, and current holdings may be different.

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PERFORMANCE SUMMARY THROUGH 8/31/04
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Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                 Class
   Share       inception
   class         date         6-mo      1-yr      3-yr      5-yr     10-yr
----------------------------------------------------------------------------
     A         7/25/1984       0.86%     4.87%     4.80%     6.52%     6.54%
----------------------------------------------------------------------------
     B         8/30/1993       0.43%     4.09%     4.13%     5.82%     5.82%
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     C         4/1/1996        0.54%     4.19%     4.16%     5.85%     5.84%
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     I         1/2/1997        0.94%     5.13%     5.14%     6.87%     6.82%
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    R1        12/31/2002       0.69%     4.71%     4.69%     6.45%     6.50%
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    R2        10/31/2003       0.56%     4.41%     4.24%     5.89%     5.86%
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   529A        7/31/2002       0.63%     4.61%     4.56%     6.37%     6.47%
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   529B        7/31/2002       0.41%     3.94%     3.96%     5.72%     5.77%
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   529C        7/31/2002       0.31%     3.93%     3.96%     5.72%     5.77%
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---------------------
Average annual
---------------------

Comparative benchmarks
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Average general U.S.
government fund+               0.60%     4.71%     4.73%     6.39%     6.23%
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Lehman Brothers
Government/Mortgage Index#     1.23%     5.64%     5.68%     7.30%     7.27%
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Periods less than one year are actual, not annualized.

---------------------
Average annual
with sales charge
---------------------

   Share
   class                      6-mo      1-yr      3-yr      5-yr     10-yr
----------------------------------------------------------------------------
     A                        -3.93%    -0.11%     3.12%     5.49%     6.02%
----------------------------------------------------------------------------
     B                        -3.53%     0.09%     3.20%     5.50%     5.82%
----------------------------------------------------------------------------
     C                        -0.45%     3.19%     4.16%     5.85%     5.84%
----------------------------------------------------------------------------
   529A                       -4.15%    -0.36%     2.88%     5.34%     5.95%
----------------------------------------------------------------------------
   529B                       -3.55%    -0.06%     3.03%     5.39%     5.77%
----------------------------------------------------------------------------
   529C                       -0.68%     2.93%     3.96%     5.72%     5.77%
----------------------------------------------------------------------------

Class I, R1, and R2 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

---------------------
Cumulative without
sales charge
---------------------

----------------------------------------------------------------------------
     A                         0.86%     4.87%    15.12%    37.15%    88.44%
----------------------------------------------------------------------------
     B                         0.43%     4.09%    12.92%    32.70%    76.11%
----------------------------------------------------------------------------
     C                         0.54%     4.19%    13.00%    32.88%    76.40%
----------------------------------------------------------------------------
     I                         0.94%     5.13%    16.21%    39.40%    93.39%
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    R1                         0.69%     4.71%    14.72%    36.68%    87.80%
----------------------------------------------------------------------------
    R2                         0.56%     4.41%    13.27%    33.11%    76.66%
----------------------------------------------------------------------------
   529A                        0.63%     4.61%    14.31%    36.19%    87.12%
----------------------------------------------------------------------------
   529B                        0.41%     3.94%    12.36%    32.04%    75.24%
----------------------------------------------------------------------------
   529C                        0.31%     3.93%    12.35%    32.03%    75.23%
----------------------------------------------------------------------------


Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX - measures the performance of the government and mortgage securities markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge, (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C, R2, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee were reflected the performance for Class 529 shares would have been lower.

From time to time, a portion of the fund's distributions may include a return of capital for shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce a shareholder's tax basis in his or her shares and, to the extent the distribution exceeds a shareholder's adjusted tax basis, will be treated as a gain to the shareholder from a sale of shares.

KEY RISK CONSIDERATIONS

The portfolio may invest in government guaranteed securities. These guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the portfolio's value will be. Historically, stocks have outperformed bonds over time. The portfolio's investment risks should be considered prior to investing.

Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM MARCH 1, 2004, THROUGH AUGUST 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004 through August 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   3/01/04-
                            Ratio       3/01/04         8/31/04       8/31/04
--------------------------------------------------------------------------------
        Actual              0.86%       $1,000          $1,009          $4.35
  A     ------------------------------------------------------------------------
        Hypothetical**      0.86%       $1,000          $1,021          $4.38
--------------------------------------------------------------------------------
        Actual              1.51%       $1,000          $1,004          $7.63
  B    -------------------------------------------------------------------------
        Hypothetical**      1.51%       $1,000          $1,017          $7.68
--------------------------------------------------------------------------------
        Actual              1.51%       $1,000          $1,005          $7.63
  C     ------------------------------------------------------------------------
        Hypothetical**      1.51%       $1,000          $1,017          $7.68
--------------------------------------------------------------------------------
        Actual              0.50%       $1,000          $1,009          $2.53
  I     ------------------------------------------------------------------------
        Hypothetical**      0.50%       $1,000          $1,022          $2.55
--------------------------------------------------------------------------------
        Actual              1.01%       $1,000          $1,007          $5.11
  R1    ------------------------------------------------------------------------
        Hypothetical**      1.01%       $1,000          $1,020          $5.14
--------------------------------------------------------------------------------
        Actual              1.26%       $1,000          $1,006          $6.37
  R2    ------------------------------------------------------------------------
        Hypothetical**      1.26%       $1,000          $1,019          $6.41
--------------------------------------------------------------------------------
        Actual              1.11%       $1,000          $1,006          $5.61
  529A  ------------------------------------------------------------------------
        Hypothetical**      1.11%       $1,000          $1,019          $5.65
--------------------------------------------------------------------------------
        Actual              1.76%       $1,000          $1,004          $8.89
  529B  ------------------------------------------------------------------------
        Hypothetical**      1.76%       $1,000          $1,016          $8.94
--------------------------------------------------------------------------------
        Actual              1.75%       $1,000          $1,003          $8.84
  529C  ------------------------------------------------------------------------
        Hypothetical**      1.75%       $1,000          $1,016          $8.89
--------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid are equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 8/31/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.1%
-----------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT            $ VALUE
-----------------------------------------------------------------------------------------------
Agency - Other - 4.5%
-----------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                     $14,360,000        $22,337,916
-----------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                       14,975,000         22,088,020
-----------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                      8,400,000         12,902,392
-----------------------------------------------------------------------------------------------
                                                                                    $57,328,328
-----------------------------------------------------------------------------------------------
Asset-Backed & Securitized - 0.2%
-----------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                         $2,120,000         $2,116,857
-----------------------------------------------------------------------------------------------

Mortgage-Backed - 58.0%
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.942%, 2007                                          $8,407,585         $9,062,286
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2013 - 2031                                      3,929,546          4,222,258
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2033                                     75,039,226         79,154,338
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                       96,293,303        100,362,623
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                    145,516,212        149,123,051
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2017 - 2019                                      172,464,546        176,086,696
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                           108,265,649        108,343,264
-----------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2029 - 2031                                        1,776,330          1,898,375
-----------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2016 - 2029                                     5,843,481          6,191,132
-----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                              9,428,777          9,912,709
-----------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2025 - 2028                                       535,352            578,259
-----------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2030                                                308,460            329,448
-----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2033                                           15,325,768         15,611,585
-----------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2005 - 2009                                        626,954            683,952
-----------------------------------------------------------------------------------------------
Ginnie Mae, 11.5%, 2010 - 2018                                        65,879             74,894
-----------------------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                              139,622            158,750
-----------------------------------------------------------------------------------------------
Ginnie Mae, 12%, 2013 - 2015                                          31,956             36,352
-----------------------------------------------------------------------------------------------
Ginnie Mae, 10.75%, 2016                                              12,200             13,742
-----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2022 - 2032                                      2,271,337          2,448,603
-----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2031                                      9,087,245          9,606,695
-----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                              60,584,412         62,978,833
-----------------------------------------------------------------------------------------------
                                                                                   $736,877,845
-----------------------------------------------------------------------------------------------
U.S. Government Agencies - 14.0%
-----------------------------------------------------------------------------------------------
Aid to Israel, 5.5%, 2023                                        $16,567,000        $17,035,117
-----------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07%, 2010                       9,021,000          9,738,079
-----------------------------------------------------------------------------------------------
Fannie Mae, 3.41%, 2007                                           12,397,000         12,403,199
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2011                                            33,496,000         36,086,179
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2013                                 9,795,000          9,783,873
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.9%, 2008                             52,476             55,915
-----------------------------------------------------------------------------------------------
Small Business Administration, 10.05%, 2008 - 2009                    27,097             29,167
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.05%, 2009                           180,584            193,250
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.1%, 2009                            227,054            241,457
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.5%, 2010                            277,021            299,317
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.65%, 2010                           266,117            288,680
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.25%, 2010                           203,397            220,516
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.7%, 2010                            177,033            191,758
-----------------------------------------------------------------------------------------------
Small Business Administration, 9.3%, 2010                            349,634            378,615
-----------------------------------------------------------------------------------------------
Small Business Administration, 8.625%, 2011                          428,925            463,700
-----------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                            268,040            288,819
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                         4,839,774          5,240,249
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                         5,249,085          5,681,364
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                         4,593,055          4,989,290
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                        4,345,007          4,751,498
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                         4,515,674          4,837,886
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                         3,090,685          3,139,503
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                         8,039,441          8,124,254
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                         8,286,432          8,288,840
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                         4,568,000          4,459,802
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                         6,908,000          6,927,136
-----------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                         7,725,000          7,905,045
-----------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                         4,789,000          4,980,437
-----------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                         5,090,000          5,205,228
-----------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016        7,000,000          7,829,192
-----------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59%, 2016        6,599,000          7,185,275
-----------------------------------------------------------------------------------------------
                                                                                   $177,242,640
-----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 20.4%
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                                $10,255,000        $12,800,322
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                      8,084,000          9,158,606
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2028                                  10,509,000         10,850,952
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                  14,920,000         17,592,784
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2005                                 50,379,000         50,367,211
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                   1,572,000          1,640,836
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                 35,916,300         38,494,983
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2007                                  46,319,000         46,997,481
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                 23,932,651         26,308,158
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                   1,100,000          1,170,168
-----------------------------------------------------------------------------------------------
U.S. Treasury STRIPS (Interest only), 0%, 2012                    60,333,000         43,548,782
-----------------------------------------------------------------------------------------------
                                                                                   $258,930,283
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,208,437,402)                                    $1,232,495,953
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 3.5%
-----------------------------------------------------------------------------------------------
Goldman Sachs, 1.58%, dated 8/31/04, due 9/01/04, total
to be received $45,282,987 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                         $45,281,000        $45,281,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,253,718,402)                              $1,277,776,953
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.6)%                                              (8,215,943)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $1,269,561,010
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/04

ASSETS

Investments, at value (identified cost, $1,253,718,402)      $1,277,776,953
---------------------------------------------------------------------------------------------------
Cash                                                                    788
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,602,206
---------------------------------------------------------------------------------------------------
Interest receivable                                               8,258,402
---------------------------------------------------------------------------------------------------
Other assets                                                          2,850
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,287,641,199
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $3,689,943
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                12,389,562
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                1,536,660
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     10,353
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       114,170
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       14,816
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    168
---------------------------------------------------------------------------------------------------
  Program manager fee                                                     7
---------------------------------------------------------------------------------------------------
  Administrative service fee                                              1
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              324,509
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $18,080,189
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,269,561,010
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,303,629,582
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           24,058,551
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (55,068,314)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (3,058,809)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,269,561,010
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               130,271,135
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                   $779,893,939
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             80,002,017
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $9.75
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.75)                                                 $10.24
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $213,830,050
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             21,968,123
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.73
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $50,680,616
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              5,184,503
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.78
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $217,954,219
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             22,377,158
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.74
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $6,062,424
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                622,340
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.74
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $95,660
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  9,818
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.74
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                       $324,812
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 33,384
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $9.73
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.73)                                                 $10.22
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $418,834
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 43,050
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.73
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $300,456
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 30,742
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.77
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering prices of Class A and 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 8/31/04

NET INVESTMENT INCOME

Interest income                                                                         $27,961,011
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                  $2,573,441
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                              16,973
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        900,675
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           1,385,145
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           1,169,230
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             279,916
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                             14,812
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                234
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              588
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            2,473
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            1,441
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       420
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       618
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       360
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                  117
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  67,354
---------------------------------------------------------------------------------------------------
  Custodian fee                                                      179,275
---------------------------------------------------------------------------------------------------
  Printing                                                            74,934
---------------------------------------------------------------------------------------------------
  Postage                                                             12,910
---------------------------------------------------------------------------------------------------
  Auditing fees                                                       23,231
---------------------------------------------------------------------------------------------------
  Legal fees                                                          10,656
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       41,884
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $6,756,687
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (3,277)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (646,360)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $6,107,050
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $21,853,961
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain on investment transactions (identified cost)                               $2,515,313
---------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                       $(15,237,478)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                        $(12,722,165)
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $9,131,796
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                8/31/04                   2/29/04
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                       $21,853,961                $38,908,019
----------------------------------------------------------------------------------------------------
Net realized gain on investments                              2,515,313                  1,610,862
----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                          (15,237,478)               (16,410,664)
------------------------------------------------------     ------------             --------------
Increase in net assets from operations                       $9,131,796                $24,108,217
------------------------------------------------------     ------------             --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
----------------------------------------------------------------------------------------------------
  Class A                                                  $(13,971,969)              $(36,259,911)
----------------------------------------------------------------------------------------------------
  Class B                                                    (3,367,599)               (11,782,723)
----------------------------------------------------------------------------------------------------
  Class C                                                      (806,329)                (3,106,392)
----------------------------------------------------------------------------------------------------
  Class I                                                    (3,845,624)                (4,020,905)
----------------------------------------------------------------------------------------------------
  Class R1                                                     (100,198)                  (112,504)
----------------------------------------------------------------------------------------------------
  Class R2                                                       (1,507)                      (410)
----------------------------------------------------------------------------------------------------
  Class 529A                                                     (5,524)                   (13,754)
----------------------------------------------------------------------------------------------------
  Class 529B                                                     (6,519)                   (18,887)
----------------------------------------------------------------------------------------------------
  Class 529C                                                     (3,823)                   (11,567)
------------------------------------------------------     ------------             --------------
Total distributions declared to shareholders               $(22,109,092)              $(55,327,053)
------------------------------------------------------     ------------             --------------
Net decrease in net assets from fund
share transactions                                         $(16,051,058)             $(151,707,573)
------------------------------------------------------     ------------             --------------
Redemption fees                                                  $2,426                        $--
------------------------------------------------------     ------------             --------------
Total decrease in net assets                               $(29,025,928)             $(182,926,409)
------------------------------------------------------     ------------             --------------

NET ASSETS

At beginning of period                                   $1,298,586,938             $1,481,513,347
----------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net investment income of
$3,058,809 and $2,803,678, respectively)                 $1,269,561,010             $1,298,586,938
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                    SIX MONTHS                                  YEAR ENDED 2/28, 2/29
                                       ENDED          -------------------------------------------------------------------------
CLASS A                               8/31/04                2004            2003            2002           2001           2000
                                    (UNAUDITED)
Net asset value, beginning
of period                            $9.84             $10.03           $9.73           $9.71           $9.15             $9.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.17              $0.29           $0.39           $0.50           $0.58             $0.57
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments         (0.09)             (0.08)           0.42            0.12            0.56             (0.56)
-------------------------------     ------             ------          ------          ------          ------            ------
Total from investment
operations                           $0.08              $0.21           $0.81           $0.62           $1.14             $0.01
-------------------------------     ------             ------          ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.17)            $(0.40)         $(0.51)         $(0.52)         $(0.58)           $(0.55)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                     --                 --              --           (0.08)             --                --
-------------------------------     ------             ------          ------          ------          ------            ------
Total distributions declared
to shareholders                     $(0.17)            $(0.40)         $(0.51)         $(0.60)         $(0.58)           $(0.55)
-------------------------------     ------             ------          ------          ------          ------            ------
Redemption fees added to
paid-in capital#                     $0.00+++             $--             $--             $--             $--               $--
-------------------------------     ------             ------          ------          ------          ------            ------
Net asset value, end of
period                               $9.75              $9.84          $10.03           $9.73           $9.71             $9.15
-------------------------------     ------             ------          ------          ------          ------            ------
Total return (%)(+)                   0.86++             2.19            8.54            6.59           12.98              0.10
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                 YEAR ENDED 2/28, 2/29
                                       ENDED           -----------------------------------------------------------------------
CLASS A (CONTINUED)                   8/31/04                 2004           2003           2002           2001           2000
                                    (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                             0.86+              0.95            0.93            0.96            0.93            0.90
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            3.49+              2.94            3.97            5.16            6.25            6.06
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       75                143             134             116              77             124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $779,894           $803,974        $927,886        $622,606        $392,457        $328,338
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August
    31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)           $0.17              $0.28           $0.38           $0.49           $0.57           $0.56
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             0.96+              1.00            0.98            1.01            1.00            1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            3.39+              2.89            3.92            5.11            6.18            5.96
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount is less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                  YEAR ENDED 2/28, 2/29
                                      ENDED         ---------------------------------------------------------------------------
CLASS B                              8/31/04               2004            2003            2002            2001            2000
                                   (UNAUDITED)
Net asset value, beginning
of period                            $9.83             $10.02           $9.72           $9.69           $9.14             $9.68
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.14              $0.24           $0.33           $0.44           $0.52             $0.51
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments         (0.10)             (0.09)           0.41            0.12            0.56             (0.56)
-------------------------------     ------             ------          ------          ------          ------            ------
Total from investment
operations                           $0.04              $0.15           $0.74           $0.56           $1.08            $(0.05)
-------------------------------     ------             ------          ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.14)            $(0.34)         $(0.44)         $(0.46)         $(0.53)           $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                     --                 --              --           (0.07)             --                --
-------------------------------     ------             ------          ------          ------          ------            ------
Total distributions declared
to shareholders                     $(0.14)            $(0.34)         $(0.44)         $(0.53)         $(0.53)           $(0.49)
-------------------------------     ------             ------          ------          ------          ------            ------
Redemption fees added to
paid-in capital#                     $0.00+++             $--             $--             $--             $--               $--
-------------------------------     ------             ------          ------          ------          ------            ------
Net asset value, end of
period                               $9.73              $9.83          $10.02           $9.72           $9.69             $9.14
-------------------------------     ------             ------          ------          ------          ------            ------
Total return (%)                      0.43++             1.53            7.84            5.98           12.20             (0.52)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                 YEAR ENDED 2/28, 2/29
                                       ENDED           -----------------------------------------------------------------------
CLASS B (CONTINUED)                   8/31/04                 2004           2003           2002           2001           2000
                                    (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                             1.51+              1.59            1.58            1.61            1.58            1.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.86+              2.42            3.32            4.52            5.60            5.41
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       75                143             134             116              77             124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $213,830           $255,512        $408,553        $263,964        $163,756        $156,479
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August
    31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)           $0.14              $0.23           $0.32           $0.43           $0.51           $0.50
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             1.61+              1.64            1.63            1.66            1.65            1.65
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.76+              2.37            3.27            4.47            5.53            5.31
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount is less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                  YEAR ENDED 2/28, 2/29
                                      ENDED         ---------------------------------------------------------------------------
CLASS C                              8/31/04               2004            2003            2002            2001            2000
                                   (UNAUDITED)
Net asset value, beginning
of period                            $9.87             $10.06           $9.76           $9.73           $9.18             $9.71
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.14              $0.25           $0.33           $0.44           $0.52             $0.52
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments         (0.09)             (0.10)           0.41            0.12            0.56             (0.56)
-------------------------------     ------             ------          ------          ------          ------            ------
Total from investment
operations                           $0.05              $0.15           $0.74           $0.56           $1.08            $(0.04)
-------------------------------     ------             ------          ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.14)            $(0.34)         $(0.44)         $(0.46)         $(0.53)           $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                     --                 --              --           (0.07)             --                --
-------------------------------     ------             ------          ------          ------          ------            ------
Total distributions declared
to shareholders                     $(0.14)            $(0.34)         $(0.44)         $(0.53)         $(0.53)           $(0.49)
-------------------------------     ------             ------          ------          ------          ------            ------
Redemption fees added to
paid-in capital#                     $0.00+++             $--             $--             $--             $--               $--
-------------------------------     ------             ------          ------          ------          ------            ------
Net asset value, end of
period                               $9.78              $9.87          $10.06           $9.76           $9.73             $9.18
-------------------------------     ------             ------          ------          ------          ------            ------
Total return (%)                      0.54++             1.54            7.81            5.97           12.17             (0.42)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                 YEAR ENDED 2/28, 2/29
                                       ENDED           -----------------------------------------------------------------------
CLASS C (CONTINUED)                   8/31/04                 2004           2003           2002           2001           2000
                                    (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                             1.51+              1.59            1.58            1.61            1.58            1.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.86+              2.47            3.32            4.51            5.60            5.40
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       75                143             134             116              77             124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $50,681            $63,609        $110,096         $81,397         $36,603         $32,708
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August
    31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)           $0.14              $0.24           $0.32           $0.43           $0.51           $0.49
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             1.61+              1.64            1.63            1.66            1.65            1.65
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.76+              2.42            3.27            4.46            5.53            5.30
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount is less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                  YEAR ENDED 2/28, 2/29
                                      ENDED         ---------------------------------------------------------------------------
CLASS I                              8/31/04               2004              2003           2002           2001            2000
                                   (UNAUDITED)
Net asset value, beginning
of period                            $9.84             $10.03             $9.73          $9.71          $9.15            $9.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.19              $0.25             $0.33          $0.53          $0.61            $0.60
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments         (0.10)             (0.00)+++^         0.51           0.13           0.56            (0.56)
-------------------------------     ------             ------            ------         ------         ------           ------
Total from investment
operations                           $0.09              $0.25             $0.84          $0.66          $1.17            $0.04
-------------------------------     ------             ------            ------         ------         ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                            $(0.19)            $(0.44)           $(0.54)        $(0.55)        $(0.61)          $(0.58)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                     --                 --                --          (0.09)            --               --
-------------------------------     ------             ------            ------         ------         ------           ------
Total distributions declared
to shareholders                     $(0.19)            $(0.44)           $(0.54)        $(0.64)        $(0.61)          $(0.58)
-------------------------------     ------             ------            ------         ------         ------           ------
Redemption fees added to
paid-in capital#                     $0.00+++             $--               $--            $--            $--              $--
-------------------------------     ------             ------            ------         ------         ------           ------
Net asset value, end of
period                               $9.74              $9.84            $10.03          $9.73          $9.71            $9.15
-------------------------------     ------             ------            ------         ------         ------           ------
Total return (%)                      0.94++             2.55              8.92           6.99          13.34             0.43
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                YEAR ENDED 2/28, 2/29
                                        ENDED           ----------------------------------------------------------------------
CLASS I (CONTINUED)                    8/31/04                 2004             2003          2002          2001          2000
                                     (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                              0.50+              0.62              0.58           0.61           0.58           0.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.82+              2.57              3.64           5.49           6.60           6.40
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        75                143               134            116             77            124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $217,954           $168,124           $33,682         $1,797         $4,821         $5,579
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August
    31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.19              $0.25             $0.33          $0.52          $0.61          $0.59
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              0.60+              0.67              0.63           0.66           0.65           0.65
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.72+              2.52              3.59           5.44           6.53           6.30
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount is less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                         SIX MONTHS              YEAR               PERIOD
                                                            ENDED               ENDED               ENDED
CLASS R1                                                   8/31/04             2/29/04             2/28/03*
                                                         (UNAUDITED)
Net asset value, beginning of period                        $9.84               $10.03              $10.02
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                  $0.16                $0.18               $0.16
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.10)                0.02^             (0.07)
-------------------------------------------------------    ------               ------              ------
Total from investment operations                            $0.06                $0.20               $0.09
-------------------------------------------------------    ------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                               $(0.16)              $(0.39)             $(0.08)
------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++               $--                 $--
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $9.74                $9.84              $10.03
-------------------------------------------------------    ------               ------              ------
Total return (%)                                             0.69++               2.05                0.88++
------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.01+                1.14                1.08+
------------------------------------------------------------------------------------------------------------
Net investment income                                        3.33+                1.87                3.04+
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             75                  143                 134
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $6,062               $6,188                 $79
------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August 31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.16                $0.18               $0.16
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                   1.11+                1.19                1.13+
------------------------------------------------------------------------------------------------------------
Net investment income                                        3.23+                1.82                2.99+
------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through February 28, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         SIX MONTHS                 PERIOD
                                                                            ENDED                    ENDED
CLASS R2                                                                   8/31/04                 2/29/04*
                                                                         (UNAUDITED)
Net asset value, beginning of period                                          $9.84                 $9.70
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
 Net investment income(S)                                                     $0.14                 $0.02
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                       (0.09)                 0.22^
------------------------------------------------------------------------     ------                ------
Total from investment operations                                              $0.05                 $0.24
------------------------------------------------------------------------     ------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                                 $(0.15)               $(0.10)
------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                     $0.00+++                $--
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $9.74                 $9.84
------------------------------------------------------------------------     ------                ------
Total return (%)                                                               0.56++                2.48++
------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                     1.26+                 1.37+
------------------------------------------------------------------------------------------------------------
Net investment income                                                          3.09+                 0.72+
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                               75                   143
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                       $96                   $41
------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August 31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                         $0.14                 $0.02
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                                     1.36+                 1.42+
------------------------------------------------------------------------------------------------------------
Net investment income                                                          2.99+                 0.67+
------------------------------------------------------------------------------------------------------------
  * For the period from inception of Class R2 shares, October 31, 2003, through February 29, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss from the period because of the timing of sales of the fund shares and the amount per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                         SIX MONTHS              YEAR               PERIOD
                                                            ENDED               ENDED               ENDED
CLASS 529A                                                 8/31/04             2/29/04             2/28/03*
                                                         (UNAUDITED)
Net asset value, beginning of period                        $9.83               $10.02               $9.86
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                  $0.16                $0.26               $0.28
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.10)               (0.07)               0.15
-------------------------------------------------------    ------               ------              ------
Total from investment operations                            $0.06                $0.19               $0.43
-------------------------------------------------------    ------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                               $(0.16)              $(0.38)             $(0.27)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++               $--                 $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $9.73                $9.83              $10.02
-------------------------------------------------------    ------               ------              ------
Total return (%)(+)                                          0.63++               1.94                4.44++
-------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.11+                1.20                1.18+
-------------------------------------------------------------------------------------------------------------
Net investment income                                        3.25+                2.69                3.05+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             75                  143                 134
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $325                 $332                $312
-------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August 31, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.16                $0.26               $0.28
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                   1.21+                1.25                1.23+
-------------------------------------------------------------------------------------------------------------
Net investment income                                        3.15+                2.64                3.00+
-------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through February 28, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                         SIX MONTHS              YEAR               PERIOD
                                                            ENDED               ENDED               ENDED
CLASS 529B                                                 8/31/04             2/29/04             2/28/03*
                                                         (UNAUDITED)
Net asset value, beginning of period                        $9.82               $10.01               $9.85
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                  $0.13                $0.20               $0.24
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.09)               (0.08)               0.16
-------------------------------------------------------    ------               ------              ------
Total from investment operations                            $0.04                $0.12               $0.40
-------------------------------------------------------    ------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                               $(0.13)              $(0.31)             $(0.24)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++               $--                 $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $9.73                $9.82              $10.01
-------------------------------------------------------    ------               ------              ------
Total return (%)                                             0.41++               1.27                4.05++
-------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.76+                1.85                1.83+
-------------------------------------------------------------------------------------------------------------
Net investment income                                        2.63+                2.07                2.53+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             75                  143                 134
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $419                 $524                $522
-------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August 31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.13                $0.20               $0.23
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                   1.86+                1.90                1.88+
-------------------------------------------------------------------------------------------------------------
Net investment income                                        2.53+                2.02                2.48+
-------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through February 28, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                         SIX MONTHS              YEAR               PERIOD
                                                            ENDED               ENDED               ENDED
CLASS 529C                                                 8/31/04             2/29/04             2/28/03*
                                                         (UNAUDITED)
Net asset value, beginning of period                        $9.87               $10.06               $9.89
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                  $0.13                $0.22               $0.20
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.10)               (0.10)               0.21
-------------------------------------------------------    ------               ------              ------
Total from investment operations                            $0.03                $0.12               $0.41
-------------------------------------------------------    ------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                               $(0.13)              $(0.31)             $(0.24)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++               $--                 $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $9.77                $9.87              $10.06
-------------------------------------------------------    ------               ------              ------
Total return (%)                                             0.31++               1.28                4.14++
-------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.75+                1.84                1.83+
-------------------------------------------------------------------------------------------------------------
Net investment income                                        2.59+                2.15                2.37+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             75                  143                 134
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $300                 $283                $383
-------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. For the six months ended August 31, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.13                $0.21               $0.20
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.85+                1.89                1.88+
-------------------------------------------------------------------------------------------------------------
Net investment income                                        2.49+                2.10                2.32+
-------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through February 28, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended August 31, 2004 and February 29, 2004 was as follows:

                                                  2/29/04            2/28/03
Distributions declared from ordinary
income:                                       $55,327,053        $59,381,578
------------------------------------------------------------------------------

As of February 29, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $495,386
          ----------------------------------------------------------
          Capital loss carryforward                      (33,576,113)
          ----------------------------------------------------------
          Post-October capital loss deferral              (6,095,300)
          ----------------------------------------------------------
          Unrealized appreciation                         21,383,815
          ----------------------------------------------------------
          Other temporary differences                     (3,299,064)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          February 28, 2005                             $(16,126,761)
          ----------------------------------------------------------
          February 28, 2008                               (8,242,293)
          ----------------------------------------------------------
          February 28, 2009                               (3,477,230)
          ----------------------------------------------------------
          February 29, 2012                               (5,729,829)
          ----------------------------------------------------------
          Total                                         $(33,576,113)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the six months ended August 31, 2004 were an effective rate of 0.30% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net increase of $162 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $3,927 for retired Independent Trustees for the six months ended August 31, 2004.

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                    0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                             0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                            0.00000%
          ----------------------------------------------------------

For the six months ended August 31, 2004, the fund paid MFS $67,354, equivalent to 0.0105% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $28,009 and $171 for the six months ended August 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2

Distribution Fee                             0.10%          0.75%          0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                  0.25%          0.25%          0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                      0.35%          1.00%          1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                        CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                             0.25%          0.75%          0.75%
--------------------------------------------------------------------------------
Service Fee                                  0.25%          0.25%          0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                      0.50%          1.00%          1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
August 31, 2004 amounted to:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD                $27,116           $661         $1,347             $41            $101
----------------------------------------------------------------------------------------------------------------

                                        CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                    $14             $6            $26
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended August 31, 2004 were as follows:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage Rates            0.35%          1.00%          1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                        CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual Percentage Rates            0.35%          1.00%          1.00%
--------------------------------------------------------------------------------

Payment of the remaining 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class
529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended August 31, 2004 were as follows:

                              CLASS A        CLASS B        CLASS C     CLASS 529A     CLASS 529B     CLASS 529C
Contingent Deferred
Sales Charges Imposed         $15,575       $370,316         $7,264            $--            $--         $3,369
----------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended August 31, 2004, the fund paid MFSC a fee of $617,333 for shareholder services which equated to 0.096% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $88,764 for the six months ended August 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                        $915,228,902     $932,726,529
Investments (non-U.S. government securities)                --          559,000
                                                  $915,228,902     $933,285,529

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,259,482,786
          ----------------------------------------------------------
          Gross unrealized appreciation                  $20,017,217
          ----------------------------------------------------------
          Gross unrealized depreciation                   (1,723,050)
          ----------------------------------------------------------
          Net unrealized appreciation                    $18,294,167

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     Six months ended 8/31/04                   Year ended 2/29/04
                                    SHARES              AMOUNT             SHARES               AMOUNT
CLASS A SHARES

Shares sold                         8,776,278         $84,781,059         88,974,135          $882,178,226
-----------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                       1,217,001          11,762,842          3,148,855            31,030,457
-----------------------------------------------------------------------------------------------------------
Shares reacquired                 (11,659,313)       (112,725,235)      (102,922,448)       (1,017,159,186)
-----------------------------------------------------------------------------------------------------------
Net decrease                       (1,666,034)       $(16,181,334)       (10,799,458)        $(103,950,503)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                         1,501,785         $14,628,135          6,213,517           $61,465,689
-----------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                         275,760           2,662,251          1,009,807             9,951,257
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (5,803,167)        (55,980,444)       (21,996,142)         (215,913,138)
-----------------------------------------------------------------------------------------------------------
Net decrease                       (4,025,622)       $(38,690,058)       (14,772,818)        $(144,496,192)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           337,365          $3,282,798          2,314,505           $22,917,630
-----------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                          62,222             603,292            249,846             2,472,075
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (1,658,668)        (16,105,843)        (7,061,804)          (69,553,941)
-----------------------------------------------------------------------------------------------------------
Net decrease                       (1,259,081)       $(12,219,753)        (4,497,453)         $(44,164,236)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                         5,084,481         $49,191,160         13,567,977          $133,136,806
-----------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                         373,688           3,605,853            372,255             3,689,606
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (173,361)         (1,667,614)          (206,254)           (2,045,202)
-----------------------------------------------------------------------------------------------------------
Net increase                        5,284,808         $51,129,399         13,733,978          $134,781,210
-----------------------------------------------------------------------------------------------------------

                                       Six months ended 8/31/04                  Year ended 2/29/04
                                      SHARES              AMOUNT             SHARES              AMOUNT
CLASS R1 SHARES

Shares sold                             147,005          $1,420,762          1,126,253         $11,098,044
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             9,525              92,007             10,104              98,413
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (163,265)         (1,576,148)          (515,170)         (5,061,439)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (6,735)           $(63,379)           621,187          $6,135,018
-----------------------------------------------------------------------------------------------------------

                                       Six months ended 8/31/04                 Period ended 2/29/04*
                                      SHARES              AMOUNT             SHARES              AMOUNT
CLASS R2 SHARES

Shares sold                               8,999             $88,557              4,130             $40,020
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               140               1,343                 33                 320
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (3,484)            (33,207)                --                  --
-----------------------------------------------------------------------------------------------------------
Net increase                              5,655             $56,693              4,163             $40,340
-----------------------------------------------------------------------------------------------------------

                                       Six months ended 8/31/04                  Year ended 2/29/04
                                      SHARES              AMOUNT             SHARES              AMOUNT
CLASS 529A SHARES

Shares sold                               2,377             $22,836             18,974            $186,975
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               559               5,391              1,415              13,913
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (3,346)            (32,224)           (17,746)           (172,984)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                    (410)            $(3,997)             2,643             $27,904
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                 938              $9,102             24,441            $241,533
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               674               6,498              1,961              19,277
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (11,902)           (114,451)           (25,182)           (243,458)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (10,290)           $(98,851)             1,220             $17,352
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                               6,351             $62,653             22,163            $219,790
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               383               3,705              1,213              12,021
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (4,646)            (46,136)           (32,844)           (330,277)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                   2,088             $20,222             (9,468)           $(98,466)
-----------------------------------------------------------------------------------------------------------
* For the period from the commencement of Class R2 shares, October 31, 2003, through February 29, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended August 31, 2004 was $2,780, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended August 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004)). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25,
2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

(8) SUBSEQUENT EVENT

On September 8, 2004 the fund mailed a proxy statement/prospectus to shareholders of record at August 24, 2004 requesting a vote on an Agreement and Plan of Reorganization, whereby MFS Government Mortgage Fund would be reorganized into MFS Government Securities Fund. The Agreement and Plan of Reorganization provides for the transfer of the assets of the Government Mortgage Fund to the Government Securities Fund and the assumption by the Government Securities Fund of the liabilities of the Government Mortgage Fund in exchange solely for shares of beneficial interest in the Government Securities Fund. Immediately following the transfer, the Government Securities Fund shares received by the Government Mortgage Fund will be distributed to shareholders, pro rata, and the Government Mortgage Fund will be liquidated and terminated. Votes will be cast at a shareholder meeting scheduled for October 27, 2004. If approved, it is expected that the reorganization will occur on or around November 22, 2004.


---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of October 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
-------------------             ----------------    ---------------      ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Telesat (satellite
                                                                       communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Senior Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm) (prior to April
                                                                       2004)

James F. DesMarais(3)           Assistant          September 2004      Massachusetts Financial Services
(born 03/09/61)                 Secretary and                          Company, Assistant General Counsel
                                Assistant Clerk

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principle federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGEMENT
MFS Fixed Income Strategy Group

QUARTERLY PORTFOLIO DISCLOSURE

Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for
the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                             MFG-SEM-10/04 67M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedule of investments for each series of the Registrant is included as part of the report to stockholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, MFS Government Securities Fund, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which they relate, and (iii) identify the class and number of shares held by the shareholder.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a -3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) [**An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.**][**APPLICABLE IF THE REGISTRANT HAS AMENDED ITS CODE OF ETHICS DURING THE PERIOD COVERED BY REPORT**] Not Applicable to Registrant.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT SECURITIES FUND


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: October 25, 2004
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President
                               (Principal Executive Officer)

Date: October 25, 2004
      ----------------

By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: October 25, 2004
      ----------------

* Print name and title of each signing officer under his or her signature.